Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
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Cash and Cash Equivalents
9	CASH AND CASH EQUIVALENTS
As of December 31, this account comprises:

	2019	2020
Cash on hand	1,323	996
Remittances in-transit	5,664	2,340
Bank accounts	225,101	300,552
Escrow accounts (a)	507,982	471,339
Deposits in financial institutions (b)	210,631	124,941

	950,701	900,168

(a)
The Corporation maintains trust accounts in local and foreign banks that includes reserve funds for bond payments issued by the subsidiaries Tren Urbano de Lima S.A. and Norvial S.A. for the year 2020 S/125 million and S/28 million, respectively (for the year 2019 S/181 million and S/18 million, respectively), as shown in the following detail:

	2019	2020
Reserve funds issued bonds	199,192	153,075
Real estate projects	31,794	35,273
Engineering and construction projects	192,069	233,955
Infrastructure projects	84,927	49,036

	507,982	471,339

(b)	As of December 31 , this account comprises.

i)	Savings Account

	Financial entities	2019	2020
Cumbra Peru S.A.	Credicorp Capital Colombia SA	7,588	151
Cumbra Peru S.A.	Bancolombia S.A.	36,751	29,439
Cumbra Peru S.A.	Banco de Bogota S.A.	72	37
Cumbra Peru S.A.	Alianza Fiduciaria S.A.	46	49

		44,457	29,676

ii)	Time deposits have maturities less than 90 days and may be renewed upon maturity. These deposits earn interest that fluctuates between 0.15% and 2.70%.

	Financial entities	Interest rate	2019	2020
Tren Urbano de Lima S.A.	Banco de Credito del Peru S.A.	2.70%	32,300	65,000
Tren Urbano de Lima S.A.	BBVA Banco Continental S.A		69,531	-
Norvial S.A.	Banco de Credito del Peru S.A.	0.25%	4,763	7,429
AENZA S.A.A.	Banco de Credito del Peru S.A.	2.40%	5,312	6,500
Concesionaria la Chira S.A.	BBVA Banco Continental S.A	1.65%	-	6,250
Survial S.A.	Banco de Credito del Peru S.A.	0.15%	15,400	4,800
Concesion Canchaque S.A.C.	Banco de Credito del Peru S.A.	0.25%	662	4,381
UNNA ENERGIA S.A.	Banco de Credito del Peru S.A.	0.50%	-	905
Cumbra Peru S.A.	Banco de Credito del Peru S.A.		28,213	-
Cumbra Ingenieria S.A.	Banco de Credito del Peru S.A.		9,993	-

			166,174	95,265

The above figures are reconciled with the amount of cash shown in the consolidated statement of cash flows at the end of the year as follows:

	2018	2019	2020
Cash and cash equivalent on consolidated statement of financial position	807,214	950,701	900,168
Bank overdrafts	(119)	—	—

Balances per consolidated statement of cash flows	807,095	950,701	900,168